Significant Accounting Policies (Schedule of Retained Collateralized Debt Obligation Bonds) (Details) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2015 USD ($) security	Dec. 31, 2014 USD ($) security	Dec. 31, 2013 USD ($)	Mar. 15, 2013 USD ($)
Schedule of Trading Securities and Other Trading Assets [Line Items]
Retained Collateralized Debt Obligations, Number of Securities | security	9	9
Retained Collateralized Debt Obligations Bonds, Face Value	$ 372,222	$ 365,399
Retained Collateralized Debt Obligations Bonds, Amortized Cost	5,905	4,759
Retained Collateralized Debt Obligations Bonds, Gross Unrealized Gain (Loss)	$ 5,663	(466)
Retained Collateralized Debt Obligations Bonds, Other than temporary impairment		(4,816)	$ (2,002)
Retained collateralized debt obligations bonds, fair value	$ 11,568	$ 4,293		$ 8,492
Retained Collateralized Debt Obligations Bonds, Weighted Average Expected Life	2 years 10 months 24 days	4 years 9 months 18 days
Available-for-sale Securities [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Retained Collateralized Debt Obligations, Number of Securities | security	9	9
Retained Collateralized Debt Obligations Bonds, Face Value	$ 372,222	$ 365,399
Retained Collateralized Debt Obligations Bonds, Amortized Cost	5,905	4,759
Retained Collateralized Debt Obligations Bonds, Gross Unrealized Gain (Loss)	$ 5,663	(466)
Retained Collateralized Debt Obligations Bonds, Other than temporary impairment		(4,816)
Retained collateralized debt obligations bonds, fair value	$ 11,568	$ 4,293
Retained Collateralized Debt Obligations Bonds, Weighted Average Expected Life	2 years 10 months 24 days	4 years 9 months 18 days